Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Dec. 28, 2012
(Delaware Tax-Free USA Fund) | Class A
Bar Chart Table:
Annual Return 2002	8.72%
Annual Return 2003	6.69%
Annual Return 2004	5.22%
Annual Return 2005	3.80%
Annual Return 2006	5.16%
Annual Return 2007	0.67%
Annual Return 2008	(6.81%)
Annual Return 2009	16.14%
Annual Return 2010	2.98%
Annual Return 2011	10.61%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.10%
Annual Return 2003	6.10%
Annual Return 2004	4.93%
Annual Return 2005	3.45%
Annual Return 2006	4.20%
Annual Return 2007	1.74%
Annual Return 2008	(1.02%)
Annual Return 2009	11.38%
Annual Return 2010	2.24%
Annual Return 2011	8.75%